Business Combinations (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Business Combinations (Details) [Line Items]
Description of contingent consideration	a.6 months from closing and contingent upon the continued operation of the platform by the Company or its affiliates- $400. b.12 months from closing and contingent upon the continued operation of the platform by the Company or its affiliates- additional $400. As of the acquisition date, the fair value of the contingent consideration was estimated at $496 for both installments.
Fair value	26.00%
First installment paid	$ 400
Recognized through profit and Loss	222
Contingent consideration	400
Additional amount of expenses through Profit and Loss	$ 82
Warrants (in Shares) | shares	885,000
Exercisable price (in Dollars per share) | $ / shares	$ 0.07
Fair value of warrants	$ 735
I.L.S Brokers Ltd. [Member]
Business Combinations (Details) [Line Items]
Acquisition to shareholders	$ 4,327,000
Outstanding share capital	20.00%
Acquisition date	12 months
Net income	$ 254,000
Net loss	2,278,000
Open finance Holdings, Inc. [Member]
Business Combinations (Details) [Line Items]
Acquisition to shareholders	3,253,000
Maximum [Member] | I.L.S Brokers Ltd. [Member]
Business Combinations (Details) [Line Items]
Acquisition reduced	4,909,000
Minimum [Member] | I.L.S Brokers Ltd. [Member]
Business Combinations (Details) [Line Items]
Acquisition reduced	4,327,000
Mr. Datika [Member]
Business Combinations (Details) [Line Items]
Partial consideration	582,000
OFN [Member]
Business Combinations (Details) [Line Items]
Consolidated revenue	193
Contributed a net loss	133
Business combinations [member]
Business Combinations (Details) [Line Items]
Consolidated revenue	$ 4,164